Accounts Payable and Accrued Liabilities	9 Months Ended
Sep. 30, 2022
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities are comprised of the following:

	September 30, 2022	December 31, 2021
	($)	($)
Accounts payable	276,564	386,030
Due to related parties (Note 14)	213,193	302,883
Accrued liabilities	238,846	143,486
	728,603	832,399